Law Offices

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(215) 564-8000

Joel D. Corriero

(215) 564-8528

jcorriero@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 333-155709

1940 Act File No. 811-22255

February 2, 2016

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EGA Emerging Global Shares Trust (“Registrant”)
File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933 (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated July 29, 2015, for the EGShares Emerging Markets Domestic Demand ETF series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on January 19, 2016 (Accession Number: 0001144204-16-076105). Questions related to this filing may be directed to the undersigned at (215) 564-8528.

Very truly yours,

/s/ Joel Corriero

Joel Corriero

cc: Maya Teufel